TYPE 13F-HR
PERIOD 12/31/2011
FILER
	CIK	0001527488
	CCC	zhbo@z2r
SUBMISSION-CONTACT
NAME	D. Bellaiche
Phone	+33 (0)1 53 23 41 54

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         TOBAM
                 -------------------------------------
   Address:      20, rue Quentin Bauchart
                 -------------------------------------
                 Paris
                 -------------------------------

Form 13F File Number:    28-
                         ---------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Bellaiche
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   +33 (0)1 53 23 41 54
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Bellaiche          Paris, France          February 07, 2012
   -------------------------------    --------------------   ------------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
                                        --------------------


Form 13F Information Table Entry Total: 110
                                        --------------------
Form 13F Information Table Value Total: $ 543,220
                                        --------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

ABBOTT LABORATORIES         COM            00282410 2356     41900    SH      SOLE      -       41900    -        -
ADVANCE AUTO PARTS INC      COM            00751Y10 2959     42500    SH      SOLE      -       42500    -        -
AGNICO-EAGLE MINES          COM            00847410 1939     53300    SH      SOLE      -       53300    -        42000
ALEXION PHARMACEUTICALS INC COM            01535110 3239     45300    SH      SOLE      -       45300    -        -
ALIMENTATION COUCHE-TARD -B COM            01626P40 635      20400    SH      SOLE      -       20400    -        -
AMAZON.COM INC              COM            02313510 571      3300     SH      SOLE      -       3300     -        -
AMGEN INC                   COM            03116210 6151     95800    SH      SOLE      -       95800    -        -
ANNALY CAPITAL MANAGEMENT I COM            03571040 12189    763700   SH      SOLE      -       763700   -        -
APOLLO GROUP INC-CL A       COM            03760410 8177     151800   SH      SOLE      -       151800   -        -
AUTOZONE INC                COM            05333210 6077     18700    SH      SOLE      -       18700    -        -
BCE INC                     COM            05534B76 192      4600     SH      SOLE      -       4600     -        -
BELL ALIANT INC             COM            07786R20 441      15700    SH      SOLE      -       15700    -        -
BEST BUY CO INC             COM            08651610 12339    528000   SH      SOLE      -       528000   -        -
BIOGEN IDEC INC             COM            09062X10 7076     64300    SH      SOLE      -       64300    -        -
BOMBARDIER INC 'B'          COM            09775120 219      54800    SH      SOLE      -       54800    -        -
CAMPBELL SOUP CO            COM            13442910 6532     196500   SH      SOLE      -       196500   -        -
CANADIAN PACIFIC RAILWAY LT COM            13645T10 122      1800     SH      SOLE      -       1800     -        -
CANADIAN TIRE CORP -CL A    COM            13668120 19       300      SH      SOLE      -       300      -        -
CELGENE CORP                COM            15102010 2663     39400    SH      SOLE      -       39400    -        -
CENTERRA GOLD INC           COM            15200610 269      15200    SH      SOLE      -       15200    -        -
CF INDUSTRIES HOLDINGS INC  COM            12526910 3726     25700    SH      SOLE      -       25700    -        -
CHIPOTLE MEXICAN GRILL INC  COM            16965610 6417     19000    SH      SOLE      -       19000    -        -
COLGATE-PALMOLIVE CO        COM            19416210 2421     26200    SH      SOLE      -       26200    -        -
CONAGRA FOODS INC           COM            20588710 8155     308900   SH      SOLE      -       308900   -        -
CONSOLIDATED EDISON INC     COM            20911510 3461     55800    SH      SOLE      -       55800    -        -
CREE INC                    COM            22544710 1735     78700    SH      SOLE      -       78700    -        -
DEVRY INC                   COM            25189310 8677     225600   SH      SOLE      -       225600   -        -
DISH NETWORK CORP-A         COM            25470M10 2167     76100    SH      SOLE      -       76100    -        -
DOLBY LABORATORIES INC-CL A COM            25659T10 3457     113300   SH      SOLE      -       113300   -        -
DOLLAR GENERAL CORP         COM            25667710 13189    320600   SH      SOLE      -       320600   -        -
DOLLAR TREE INC             COM            25674610 12599    151600   SH      SOLE      -       151600   -        -
DR PEPPER SNAPPLE GROUP INC COM            26138E10 19712    499300   SH      SOLE      -       499300   -        -
EDWARDS LIFESCIENCES CORP   COM            28176E10 3323     47000    SH      SOLE      -       47000    -        -
ELDORADO GOLD CORPORATION   COM            28490210 3019     219300   SH      SOLE      -       219300   -        -
EMPIRE CO LTD 'A'           COM            29184340 563      9700     SH      SOLE      -       9700     -        -
ENBRIDGE INC                COM            29250N10 49       1300     SH      SOLE      -       1300     -        -
EXELON CORP                 COM            30161N10 3001     69200    SH      SOLE      -       69200    -        -
EXPEDIA INC                 COM            30212P30 2523     86950    SH      SOLE      -       86950    -        -
F5 NETWORKS INC             COM            31561610 2229     21000    SH      SOLE      -       21000    -        -
FAIRFAX FINANCIAL HLDGS LTD COM            30390110 6438     15000    SH      SOLE      -       15000    -        -
FAMILY DOLLAR STORES        COM            30700010 15038    260800   SH      SOLE      -       260800   -        -
FIRST SOLAR INC             COM            33643310 3633     107600   SH      SOLE      -       107600   -        67000
FIRSTENERGY CORP            COM            33793210 7017     158400   SH      SOLE      -       158400   -        -
FRANCO-NEVADA CORP          COM            35185810 202      5300     SH      SOLE      -       5300     -        -
GAMESTOP CORP-CLASS A       COM            36467W10 11230    465400   SH      SOLE      -       465400   -        -
GENERAL MILLS INC           COM            37033410 25236    624500   SH      SOLE      -       624500   -        -
GILDAN ACTIVEWEAR INC       COM            37591610 177      9400     SH      SOLE      -       9400     -        -
GOLDCORP INC                COM            38095640 3765     84800    SH      SOLE      -       84800    -        -
GREEN MOUNTAIN COFFEE ROAST COM            39312210 5548     123700   SH      SOLE      -       123700   -        -
HERSHEY CO/THE              COM            42786610 16662    269700   SH      SOLE      -       269700   -        -

HEWLETT-PACKARD CO          COM            42823610 2383     92500    SH      SOLE      -       92500    -        -
HOSPIRA INC                 COM            44106010 10377    341700   SH      SOLE      -       341700   -        -
IAMGOLD CORP                COM            45091310 2746     172800   SH      SOLE      -       172800   -        -
ILLUMINA INC                COM            45232710 7468     245000   SH      SOLE      -       245000   -        -
INDUSTRIAL ALLIANCE INSURAN COM            45587110 201      7800     SH      SOLE      -       7800     -        -
INTACT FINANCIAL CORP       COM            45823T10 3179     55300    SH      SOLE      -       55300    -        -
INTUITIVE SURGICAL INC      COM            46120E60 1296     2800     SH      SOLE      -       2800     -        -
KELLOGG CO                  COM            48783610 13381    264600   SH      SOLE      -       264600   -        -
KIMBERLY-CLARK CORP         COM            49436810 5694     77400    SH      SOLE      -       77400    -        -
KINROSS GOLD CORP           COM            49690240 3339     292300   SH      SOLE      -       292300   -        -
KROGER CO                   COM            50104410 9942     410500   SH      SOLE      -       410500   -        -
LEVEL 3 COMMUNICATIONS INC  COM            52729N30 5015     295200   SH      SOLE      -       295200   -        -
MEDCO HEALTH SOLUTIONS INC  COM            58405U10 9235     165200   SH      SOLE      -       165200   -        -
METRO INC -A                COM            59162N10 403      7600     SH      SOLE      -       7600     -        -
METROPCS COMMUNICATIONS INC COM            59170810 878      101100   SH      SOLE      -       101100   -        -
MONSTER BEVERAGE CORP       COM            61174010 1272     13800    SH      SOLE      -       13800    -        -
NETFLIX INC                 COM            64110L10 5335     77000    SH      SOLE      -       77000    -        -
NEWMONT MINING CORP         COM            65163910 16239    270600   SH      SOLE      -       270600   -        -
NIKO RESOURCES LTD          COM            65390510 189      4000     SH      SOLE      -       4000     -        -
O'REILLY AUTOMOTIVE INC     COM            67103H10 10769    134700   SH      SOLE      -       134700   -        -
ONEX CORPORATION            COM            68272K10 85       2600     SH      SOLE      -       2600     -        -
OPEN TEXT CORP              COM            68371510 374      7300     SH      SOLE      -       7300     -        -
OSISKO MINING CORP          COM            68827810 137      14200    SH      SOLE      -       14200    -        -
P G & E CORP                COM            69331C10 21162    513400   SH      SOLE      -       513400   -        -
PEPSICO INC                 COM            71344810 5660     85300    SH      SOLE      -       85300    -        -
PPL CORPORATION             COM            69351T10 5031     171000   SH      SOLE      -       171000   -        -
PROCTER & GAMBLE CO         COM            74271810 2615     39200    SH      SOLE      -       39200    -        37000
PROGRESS ENERGY RESOURCES C COM            74326Y10 319      24500    SH      SOLE      -       24500    -        -
QUEST DIAGNOSTICS           COM            74834L10 4169     71800    SH      SOLE      -       71800    -        -
RALCORP HOLDINGS INC        COM            75102810 13748    160800   SH      SOLE      -       160800   -        -
RESEARCH IN MOTION          COM            76097510 2481     170700   SH      SOLE      -       170700   -        -
RIOCAN REAL ESTATE INVST TR COM            76691010 317      12200    SH      SOLE      -       12200    -        -
RITCHIE BROS AUCTIONEERS    COM            76774410 196      8900     SH      SOLE      -       8900     -        -
ROSS STORES INC             COM            77829610 856      18000    SH      SOLE      -       18000    -        -
SAFEWAY INC                 COM            78651420 5460     259500   SH      SOLE      -       259500   -        -
SAPUTO INC                  COM            80291210 230      6000     SH      SOLE      -       6000     -        -
SARA LEE CORP               COM            80311110 1680     88800    SH      SOLE      -       88800    -        -
SHOPPERS DRUG MART CORP     COM            82509W10 780      19300    SH      SOLE      -       19300    -        8000
SILVER WHEATON CORP         COM            82833610 2506     86500    SH      SOLE      -       86500    -        -
SIRIUS XM RADIO INC         COM            82967N10 1943     1067600  SH      SOLE      -       1067600  -        -
SOUTHERN CO                 COM            84258710 2481     53600    SH      SOLE      -       53600    -        -
SPRINT NEXTEL CORP          COM            85206110 8566     3660800  SH      SOLE      -       3660800  -        -
SYSCO CORP                  COM            87182910 16513    563000   SH      SOLE      -       563000   -        -
TARGET CORP                 COM            87612E10 3806     74300    SH      SOLE      -       74300    -        -
TELUS CORP                  COM            87971M10 85       1500     SH      SOLE      -       1500     -        -
TELUS CORPORATION -NON VOTE COM            87971M20 343      6400     SH      SOLE      -       6400     -        -
TEVA PHARMACEUTICAL-SP ADR  COM            88162420 5114     126700   SH      SOLE      -       126700   -        -
TIM HORTONS INC             COM            88706M10 305      6300     SH      SOLE      -       6300     -        -
TMX GROUP INC               COM            87261X10 291      7100     SH      SOLE      -       7100     -        -
TRIPADVISOR INC-W/I         COM            89694520 2192     86950    SH      SOLE      -       86950    -        -

UNITED CONTINENTAL HOLDINGS COM            91004710 2783     147500   SH      SOLE      -       147500   -        -
URBAN OUTFITTERS INC        COM            91704710 8375     303900   SH      SOLE      -       303900   -        -
VALEANT PHARMACEUTICALS INT COM            91911K10 3370     72000    SH      SOLE      -       72000    -        -
VERISK ANALYTICS INC-CLASS  COM            92345Y10 8195     204200   SH      SOLE      -       204200   -        -
VERTEX PHARMACEUTICALS INC  COM            92532F10 7595     228700   SH      SOLE      -       228700   -        5000
VITERRA INC                 COM            92849T10 158      15000    SH      SOLE      -       15000    -        -
WALGREEN CO                 COM            93142210 18504    559700   SH      SOLE      -       559700   -        -
WESTERN DIGITAL CORP        COM            95810210 1947     62900    SH      SOLE      -       62900    -        -
WESTON (GEORGE) LTD         COM            96114850 301      4500     SH      SOLE      -       4500     -        -
YAMANA GOLD INC             COM            98462Y10 3673     249000   SH      SOLE      -       249000   -        -

                                       3